Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Viking Mutual Funds
Entity Central Index Key	0001082744
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Kansas Municipal Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Kansas Municipal Fund
Class Name	Class A
Trading Symbol	KSMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 6.33%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s overweight exposure to longer-maturity bonds relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

[1]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026

	1 Year	5 Years	10 Years
Class A without sales charge	6.33	-0.58	0.86
Class A with sales charge	3.63	-1.07	0.60
Bloomberg U.S. Muni Bond Index	5.27	0.51	1.95

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 43,000,000
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$43
Number of Holdings	54
Net Advisory Fee Paid	$151K
Annual Portfolio Turnover	10%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	49.1	AAA	0.42
Other Revenue	15.2	AA	76.47
Housing	10.5	A	9.67
Education	9.1	BBB	3.54
Utilities	7.8	NR	9.90
Health Care	3.4
Transportation	2.5
Cash Equivalents and Other	2.4

* All portfolio holdings are issued securities from the state of Kansas.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Kansas Municipal Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Kansas Municipal Fund
Class Name	Class I
Trading Symbol	KSITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 6.59%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s overweight exposure to longer-maturity bonds relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE November 1, 2017 through July 31, 2026	[2]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026

	1 Year	5 Years	Inception^
Class I	6.59	-0.31	1.26
Bloomberg U.S. Muni Bond Index	5.27	0.51	2.15
^Inception Date of 11/1/2017

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 43,000,000
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 151,000
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$43
Number of Holdings	54
Net Advisory Fee Paid	$151K
Annual Portfolio Turnover	10%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	49.1	AAA	0.42
Other Revenue	15.2	AA	76.47
Housing	10.5	A	9.67
Education	9.1	BBB	3.54
Utilities	7.8	NR	9.90
Health Care	3.4
Transportation	2.5
Cash Equivalents and Other	2.4

* All portfolio holdings are issued securities from the state of Kansas.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Nebraska Municipal Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Nebraska Municipal Fund
Class Name	Class A
Trading Symbol	NEMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 6.01%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s overweight exposure to longer-maturity bonds relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

[3]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026

	1 Year	5 Years	10 Years
Class A without sales charge	6.01	-0.58	0.60
Class A with sales charge	3.33	-1.08	0.34
Bloomberg U.S. Muni Bond Index	5.27	0.51	1.95

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 28,000,000
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 63,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$28
Number of Holdings	44
Net Advisory Fee Paid	$63K
Annual Portfolio Turnover	20%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	49.1	AAA	16.51
Housing	15.1	AA	64.72
Utilities	13.7	A	3.74
Other Revenue	8.7	NR	15.03
Education	7.4
Cash Equivalents and Other	6.0

* All portfolio holdings are issued securities from the state of Nebraska.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Nebraska Municipal Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Nebraska Municipal Fund
Class Name	Class I
Trading Symbol	NEITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 6.28%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s overweight exposure to longer-maturity bonds relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE November 1, 2017 through July 31, 2026	[4]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026

	1 Year	5 Years	Inception^
Class I	6.28	-0.32	1.03
Bloomberg U.S. Muni Bond Index	5.27	0.51	2.15
^Inception Date of 11/1/2017

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 28,000,000
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 63,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$28
Number of Holdings	44
Net Advisory Fee Paid	$63K
Annual Portfolio Turnover	20%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	49.1	AAA	16.51
Housing	15.1	AA	64.72
Utilities	13.7	A	3.74
Other Revenue	8.7	NR	15.03
Education	7.4
Cash Equivalents and Other	6.0

* All portfolio holdings are issued securities from the state of Nebraska.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Oklahoma Municipal Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Oklahoma Municipal Fund
Class Name	Class A
Trading Symbol	OKMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 6.12%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s longer duration relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

[5]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026

	1 Year	5 Years	10 Years
Class A without sales charge	6.12	-0.48	0.86
Class A with sales charge	3.47	-0.98	0.60
Bloomberg U.S. Muni Bond Index	5.27	0.51	1.95

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 39,000,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 115,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$39
Number of Holdings	61
Net Advisory Fee Paid	$115K
Annual Portfolio Turnover	11%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
Other Revenue	71.1	AAA	11.11
Housing	13.7	AA	22.85
Transportation	5.2	A	22.93
Cash Equivalents and Other	3.8	BBB	21.24
Utilities	2.1	NR	21.87
General Obligation	1.6
Education	1.3
Health Care	1.2

* All portfolio holdings are issued securities from the state of Oklahoma.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Oklahoma Municipal Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Oklahoma Municipal Fund
Class Name	Class I
Trading Symbol	OKMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 6.49%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s longer duration relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE November 1, 2017 through July 31, 2026	[6]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026

	1 Year	5 Years	Inception^
Class I	6.49	-0.22	1.31
Bloomberg U.S. Muni Bond Index	5.27	0.51	2.15
^Inception Date of 11/1/2017

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 39,000,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 115,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$39
Number of Holdings	61
Net Advisory Fee Paid	$115K
Annual Portfolio Turnover	11%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
Other Revenue	71.1	AAA	11.11
Housing	13.7	AA	22.85
Transportation	5.2	A	22.93
Cash Equivalents and Other	3.8	BBB	21.24
Utilities	2.1	NR	21.87
General Obligation	1.6
Education	1.3
Health Care	1.2

* All portfolio holdings are issued securities from the state of Oklahoma.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for Montana, Class A [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for Montana
Class Name	Class A
Trading Symbol	VMTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 5.98%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s overweight exposure to longer-maturity bonds relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

[7]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026

	1 Year	5 Years	10 Years
Class A without sales charge	5.98	-0.17	0.98
Class A with sales charge	3.27	-0.68	0.72
Bloomberg U.S. Muni Bond Index	5.27	0.51	1.95

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 50,000,000
Holdings Count | Holdings	75
Advisory Fees Paid, Amount	$ 168,000
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$50
Number of Holdings	75
Net Advisory Fee Paid	$168K
Annual Portfolio Turnover	5%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	40.6	AA	67.25
Housing	21.4	A	23.19
Other Revenue	14.1	BBB	0.52
Health Care	11.3	NR	9.04
Education	6.2
Cash Equivalents and Other	5.4
Transportation	1.0

* All portfolio holdings are issued securities from the state of Montana.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for Montana, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for Montana
Class Name	Class I
Trading Symbol	VMTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 6.24%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s overweight exposure to longer-maturity bonds relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE August 1, 2016 through July 31, 2026	[8]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026

	1 Year	5 Years	Inception^
Class I	6.24	0.08	1.23
Bloomberg U.S. Muni Bond Index	5.27	0.51	1.95
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 50,000,000
Holdings Count | Holdings	75
Advisory Fees Paid, Amount	$ 168,000
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$50
Number of Holdings	75
Net Advisory Fee Paid	$168K
Annual Portfolio Turnover	5%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	40.6	AA	67.25
Housing	21.4	A	23.19
Other Revenue	14.1	BBB	0.52
Health Care	11.3	NR	9.04
Education	6.2
Cash Equivalents and Other	5.4
Transportation	1.0

* All portfolio holdings are issued securities from the state of Montana.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for North Dakota, Class A [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for North Dakota
Class Name	Class A
Trading Symbol	VNDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 6.10%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s overweight exposure to longer-maturity bonds relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

[9]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026

	1 Year	5 Years	10 Years
Class A without sales charge	6.10	-0.94	0.42
Class A with sales charge	3.42	-1.45	0.17
Bloomberg U.S. Muni Bond Index	5.27	0.51	1.95

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 19,000,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 28,000
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$19
Number of Holdings	35
Net Advisory Fee Paid	$28K
Annual Portfolio Turnover	5%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	31.9	AAA	1.78
Utilities	15.5	AA	51.87
Housing	13.3	A	11.97
Health Care	10.4	BBB	0.78
Education	9.4	BB	6.81
Cash Equivalents and Other	9.2	NR	26.79
Other Revenue	9.0
Pre-Refunded	1.3

* All portfolio holdings are issued securities from the state of North Dakota.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for North Dakota, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for North Dakota
Class Name	Class I
Trading Symbol	VNDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 6.37%.
•	In comparison, the Bloomberg Municipal Bond Index (the Benchmark) returned 5.27% for the same period.

What affected the Fund’s performance?
•	Shorter-maturity municipal bonds declined in price, intermediate-maturity bonds were relatively stable, and longer-maturity bonds appreciated over the period.
•	The Fund’s overweight exposure to longer-maturity bonds relative to the benchmark contributed to its outperformance.
•	Exposure to lower-rated investment-grade bonds positively contributed to performance as credit spreads tightened during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE August 1, 2016 through July 31, 2026	[10]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026

	1 Year	5 Years	Inception^
Class I	6.37	-0.69	0.68
Bloomberg U.S. Muni Bond Index	5.27	0.51	1.95
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 19,000,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 28,000
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$19
Number of Holdings	35
Net Advisory Fee Paid	$28K
Annual Portfolio Turnover	5%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	31.9	AAA	1.78
Utilities	15.5	AA	51.87
Housing	13.3	A	11.97
Health Care	10.4	BBB	0.78
Education	9.4	BB	6.81
Cash Equivalents and Other	9.2	NR	26.79
Other Revenue	9.0
Pre-Refunded	1.3

* All portfolio holdings are issued securities from the state of North Dakota.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[2]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[3]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[4]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[5]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[6]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[7]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[8]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[9]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[10]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.